Average Annual Total Returns{- Fidelity Small Cap Discovery Fund} - 04.30 Fidelity Small Cap Discovery Fund PRO-09 - Fidelity Small Cap Discovery Fund	Fidelity Small Cap Discovery Fund Return Before Taxes Past 1 year	Fidelity Small Cap Discovery Fund Return Before Taxes Past 5 years	Fidelity Small Cap Discovery Fund Return Before Taxes Past 10 years	Fidelity Small Cap Discovery Fund After Taxes on Distributions Past 1 year	Fidelity Small Cap Discovery Fund After Taxes on Distributions Past 5 years	Fidelity Small Cap Discovery Fund After Taxes on Distributions Past 10 years	Fidelity Small Cap Discovery Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Small Cap Discovery Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Small Cap Discovery Fund After Taxes on Distributions and Sales Past 10 years	RS002 Past 1 year	RS002 Past 5 years	RS002 Past 10 years
Total	35.67%	11.43%	13.53%	33.65%	8.53%	11.36%	22.36%	8.32%	10.68%	14.82%	12.02%	13.23%